Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of intangible assets development expenses capitalized
	2019	2020
	Thousands USD	Thousands USD
Balance as of January 1	5,983	5,211
Amortization	(772)	(771)
Balance as of December 31	5,211	4,440